PROPERTY, PLANT AND EQUIPMENT - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 18,741,786	R$ 17,252,915
Impairment of non-financial assets	0	0	R$ (411,925)
Balance, end of the year	R$ 20,422,734	R$ 18,741,786	R$ 17,252,915
Average rate of capitalized interest	3.70%	3.30%	3.80%
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 52,909,932	R$ 49,095,210	R$ 43,291,837
Additions	4,291,873	3,026,023	1,650,778
Capitalized interest	28,431	32,876	24,622
Disposals	(730,387)	(535,086)	(888,140)
Business Combination			486,757
Loss of control of subsidiary		(598,232)
Impairment of non-financial assets			(411,925)
Foreign exchange effect	(1,319,468)	1,889,141	4,941,281
Balance, end of the year	55,180,381	52,909,932	49,095,210
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(34,168,146)	(31,842,295)	(27,390,344)
Depreciation	(2,274,687)	(2,057,411)	(1,905,637)
Disposals	686,579	481,264	860,610
Loss of control of subsidiary		422,602
Foreign exchange effect	998,607	(1,172,306)	(3,406,924)
Balance, end of the year	(34,757,647)	(34,168,146)	(31,842,295)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	4,680,220	4,795,317
Balance, end of the year	4,713,793	4,680,220	4,795,317
Land and buildings | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	10,220,614	9,939,856	8,912,943
Additions	40,825	20,661	50,848
Transfers	589,875	224,789	207,551
Disposals	(114,159)	(41,475)	(226,920)
Business Combination			275,076
Loss of control of subsidiary		(168,222)
Impairment of non-financial assets			(198,196)
Foreign exchange effect	(306,940)	245,005	918,554
Balance, end of the year	10,430,215	10,220,614	9,939,856
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(5,540,394)	(5,144,539)	(4,513,462)
Depreciation	(440,471)	(383,122)	(413,252)
Transfers	(85)	6,693
Disposals	101,457	23,046	223,174
Loss of control of subsidiary		84,286
Foreign exchange effect	163,071	(126,758)	(440,999)
Balance, end of the year	(5,716,422)	(5,540,394)	(5,144,539)
Machines, equipments, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	9,554,394	9,366,248
Balance, end of the year	10,918,998	9,554,394	9,366,248
Machines, equipments, and installations | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	36,863,451	34,900,469	31,031,208
Additions	305,997	159,387	98,372
Transfers	2,821,673	1,125,706	695,512
Disposals	(532,931)	(383,593)	(505,580)
Business Combination			173,453
Loss of control of subsidiary		(414,955)
Impairment of non-financial assets			(213,729)
Foreign exchange effect	(819,496)	1,476,437	3,621,233
Balance, end of the year	38,638,694	36,863,451	34,900,469
Machines, equipments, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(27,309,057)	(25,534,221)	(21,841,411)
Depreciation	(1,709,643)	(1,468,513)	(1,354,559)
Transfers	85	(1,201)
Disposals	509,174	369,173	497,434
Loss of control of subsidiary		332,312
Foreign exchange effect	789,745	(1,006,607)	(2,835,685)
Balance, end of the year	(27,719,696)	(27,309,057)	(25,534,221)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	97,012	64,468
Balance, end of the year	103,864	97,012	64,468
Data electronic equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,020,016	922,143	802,549
Additions	25,692	21,595	9,765
Transfers	23,189	48,827	13,653
Disposals	(10,787)	(2,982)	(11,487)
Business Combination			29
Loss of control of subsidiary		(2,545)
Foreign exchange effect	(35,477)	32,978	107,634
Balance, end of the year	1,022,633	1,020,016	922,143
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(923,004)	(857,675)	(730,422)
Depreciation	(41,423)	(41,973)	(37,616)
Disposals	10,720	2,981	11,169
Loss of control of subsidiary		2,542
Foreign exchange effect	34,938	(28,879)	(100,806)
Balance, end of the year	(918,769)	(923,004)	(857,675)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	3,620,929	2,254,205
Balance, end of the year	3,714,681	3,620,929	2,254,205
Property, plant and equipment under construction | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	3,620,929	2,254,205	1,515,729
Additions	3,688,558	2,649,417	1,369,947
Capitalized interest	28,431	32,876	24,622
Transfers	(3,477,100)	(1,405,597)	(939,231)
Disposals	(2,685)	(19,462)
Business Combination			36,563
Loss of control of subsidiary		(7,143)
Foreign exchange effect	(143,452)	116,633	246,575
Balance, end of the year	3,714,681	3,620,929	2,254,205
Other [Member]
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	789,231	772,677
Balance, end of the year	971,398	789,231	772,677
Other [Member] | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,184,922	1,078,537	1,029,408
Additions	230,801	174,963	121,846
Transfers	42,363	6,275	22,515
Disposals	(69,825)	(87,574)	(144,153)
Business Combination			1,636
Loss of control of subsidiary		(5,367)
Foreign exchange effect	(14,103)	18,088	47,285
Balance, end of the year	1,374,158	1,184,922	1,078,537
Other [Member] | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(395,691)	(305,860)	(305,049)
Depreciation	(83,150)	(163,803)	(100,210)
Transfers		(5,492)
Disposals	65,228	86,064	128,833
Loss of control of subsidiary		3,462
Foreign exchange effect	10,853	(10,062)	(29,434)
Balance, end of the year	R$ (402,760)	R$ (395,691)	R$ (305,860)